Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

7. Earnings per share

The earnings per share calculations are based on the weighted average number of ordinary shares of TMICC in issue from the date of the Demerger, being 8 December 2025, less the weighted average number of shares held as treasury shares. As no changes to the number of shares in issue occurred following the Demerger, the weighted average number of shares for the period is equal to the number of shares issued on that date.

In calculating diluted earnings per share, the weighted average number of shares is adjusted to reflect the dilutive effect of potential ordinary shares, principally arising from employee and executive share-based payment arrangements.

Earnings per share for total operations for the 12 months were as follows:

In €	2025
Basic earnings per share	0.48
Diluted earnings per share	0.48

Calculation of average number of share units
In millions	2025
Average number of shares	612.3
Less: treasury shares held by employee share trusts and companies	—
Average number of shares – used for basic earnings per share	612.3
Add: dilutive effect of share-based compensation plans	3.3
Diluted average number of shares – used for diluted earnings per share	615.6

(a)	The average number of shares for 2025 is the number of shares outstanding as at 31 December 2025.

Calculation of earnings per share
In millions of €	2025
Net profit	307
Non-controlling interests	14
Net profit attributable to shareholders' equity used for basic and diluted earnings per share	293

Prior to 6 December 2025, the Group was under the control of Unilever and did not have any issued shares. Accordingly, EPS has not been calculated for prior years.